Other Revenues and Other Expenses	12 Months Ended
Dec. 31, 2025
Other Revenue and Expense Net [abstract]
Other Revenues and Other Expenses	OTHER REVENUES AND OTHER EXPENSES
Other revenues and expenses-net for each of the years ended December 31, 2025, 2024 and 2023, were as follows:
A.Other revenues

	2025		2024		2023
Claims recovery	Ps.	10,984,347	Ps.	5,063,709	Ps.	858,161
Other income (1)	8,622,720		5,634,718		4,313,625
Account debugging	4,758,690		—		51,693
Other income for services	1,957,812		1,893,345		2,574,801
Revenues from reinsurance premiums	1,744,664		516,993		153,497
Bidding terms, sanctions, penalties and other	1,227,633		1,837,819		1,915,375
Gain on sale of fixed assets	393,524		1,392,345		577,990
Franchise fees	306,434		483,081		430,633
Tax updates	270,036		1,716,589		4,744,762
Insurance and deposits	13,664		9,410		15,418
Total other revenues	Ps.	30,279,524	Ps.	18,548,009	Ps.	15,635,955
(1)As of December 31, 2025 includes mainly cancellation of trials in process provision.
B. Other expenses

	2025		2024		2023
Loss from derecognition of disposal of assets (1)	Ps.	(16,996,911)	Ps.	(1,129,350)	Ps.	(7,656,437)
Other expenses	(9,421,635)		(4,164,216)		(4,084,664)
Claims	(3,042,805)		(1,979,309)		(1,870,308)
Fines	(2,848,889)		(8,272,477)		(3,630,727)
Total other expenses	Ps.	(32,310,240)	Ps.	(15,545,352)	Ps.	(17,242,136)
(1)Includes mainly fixed assets from Exploration and Extraction without future development plans.